Revenues	12 Months Ended
Jun. 30, 2018
Disclosure Of Revenues Abstract
Revenues

24. Revenues

	06.30.18	06.30.17	06.30.16
Beef	1,897	1,324	966
Crops	2,148	1,244	1,015
Sugarcane	757	355	294
Cattle	282	123	80
Supplies	166	112	63
Dairy	91	97	65
Consignment	98	250	116
Advertising and brokerage fees	153	98	66
Agricultural rental and other services	306	139	45
Income from agricultural sales and services	5,898	3,742	2,710
Trading properties and developments	1,818	1,454	191
Communication services	14,392	11,959	4,956
Sale of communication equipment	4,955	4,006	1,844
Rental and services	10,671	8,536	5,197
Hotel operations, tourism services and others	1,252	1,049	724
Total revenues	38,986	30,746	15,622